SHAREHOLDERS' EQUITY - Dividends and reserve calculations (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 04, 2024
Disclosure of classes of share capital [abstract]
Minimum annual dividend as a percent of adjusted net income	25.00%
Minimum annual dividend as a percentage of consolidated operating cash generation	10.00%
Interest on own capital distributed			R$ 2,500
EBITDA		R$ 19,537,398
Non-recurring and non-cash items		(1,264,428)
Adjusted EBITDA		18,272,970
Reserves for capital expenditures		(6,706,367)
GCO = adjusted EBTIDA - capex maintenance		11,566,603
Minimum mandatory dividends of the bylaws		1,156,660
Amount of interim dividends declared		1,500,000
Withholding income tax		(190,119)
Interest on own capital distributed in excess		R$ (153,221)